LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
LOSS PER SHARE
NOTE 20: - LOSS PER SHARE

Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2024		2023		2022
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	5,697,245	(16,485)	4,589,386	(23,879)	4,141,842	(26,638)

*) To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 18(d) and Note 18(e) for number of outstanding options and RSUs. In addition, weighed number of shares for 2023 and 2022 have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).